Offerings - Offering: 1	Oct. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,253,580,823.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 173,119.51
Offering Note	Transaction valuation estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated by multiplying the product of (i) $5.39, which is the average of the high and low prices of ordinary shares of CureVac N.V. ("CureVac"), par value EUR0.12 per share ("CureVac shares") on October 15, 2025, as reported on the Nasdaq Global Market by (ii) 232,575,292, the number of CureVac shares outstanding on a fully diluted basis as of October 17, 2025. The calculation of the filing fee is based on information provided by CureVac. The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, issued August 25, 2025, by multiplying the transaction value by 0.00013810.